Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	enCore Energy Corp.
Trading Symbol	EU
Document Type	40-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	108,940,051
Amendment Flag	true
Amendment Description	This Amendment No. 1 (this “Amendment”) amends the Annual Report on Form 40-F of enCore Energy Corp., which was filed with the U.S. Securities and Exchange Commission (the “Commission”) on April 28, 2023 (the “Original Annual Report”). This Amendment is being filed solely in order to file an amended Exhibit 99.2, Management’s Discussion and Analysis for the year ended December 31, 2022.Other than as expressly set forth herein, this Amendment does not, and does not purport to, amend, update, or restate the information in any item of the Original Annual Report or reflect any events occurring after the filing of the Original Annual Report. Accordingly, this Amendment should be read in conjunction with the Original Annual Report.
Entity Central Index Key	0001500881
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Entity File Number	001-41489
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	101 N. Shoreline Blvd.
Entity Address, Address Line Two	Suite 450
Entity Address, City or Town	Corpus Christi
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78401
City Area Code	(361)
Local Phone Number	239-5449
Title of 12(b) Security	Common Shares
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Name	Davidson & Company LLP
Auditor Location	Vancouver, British Columbia, Canada
Auditor Firm ID	731
Entity Interactive Data Current	Yes
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	122 E. 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	(800)
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.